Income Taxes - Summary of Deferred Tax Expense (Benefit) Related to Items Recognized in OCI (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Remeasurement of defined benefit plans	$ (975,061)	$ 2,651,922	$ (4,760,089)
Equity investments at fair value	2,836,366	8,364,109	583,892
Other	0	(30,336)	0
Deferred tax benefit recognized in OCI	$ 1,861,305	$ 10,985,695	$ (4,176,197)